Cash Restricted for Use (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restrictions On Cash And Cash Equivalents [Line Items]
Non-current	$ 35	$ 37	$ 36
Current restricted cash	31	28	19
Total cash restricted for use (note 33 and 34)	66	65	55
Cash restricted by prudential solvency requirements and other
Restrictions On Cash And Cash Equivalents [Line Items]
Current restricted cash	24	18	16
Cash balances held by the Tropicana - joint venture
Restrictions On Cash And Cash Equivalents [Line Items]
Current restricted cash	$ 7	$ 10	$ 3